INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, If Recognized would impact Effective Tax Rate	$ 300,000		$ 251,946	$ 251,946
Income Tax Expense (Benefit)	$ 238,824	$ 766,325	1,785,458	562,962
Change in Valuation Allownace				2,573
Income Tax Penalties and Interest Expense, Unrecognized Tax Benefits			$ 50,389	$ 37,792